Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
INCOME TAXES [Abstract]
Schedule of income before income taxes per juristiction
	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Argentina	$ (5,219)	$ (6,496)	$ (789)
Paraguay	454	(1,306)	(7,239)
Uruguay	37,113	36,931	44,432
Panama	(20,262)	(26,701)	(19,391)
Marshall Islands	(6,984)	(2,894)	(6,404)
Others	384	103	530
Total income/ (loss) before income taxes and noncontrolling interest	$ 5,486	$ (363)	$ 11,139

Schedule of income tax benefit/(expense)
	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Current	$ 846	$ (194)	$ (211)
Deferred	590	3,966	(333)
Total Argentina	$ 1,436	$ 3,772	$ (544)
Current	$ (58)	$ (99)	$ (162)
Deferred	(2)	(205)	(276)
Total Paraguay	$ (60)	$ (304)	$ (438)
Total income tax benefit/(loss)	$ 1,376	$ (3,468)	$ (982)

Reconciliation of Income tax benefit to taxes calculated based on Argentinean tax rate

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Loss before income taxes and noncontrolling interest	$(5,219)	$(6,496)	$(789)
Statutory tax rate	30%	35%	35%

Income before taxes at the statutory tax rate	1,566	2,274	276
Permanent differences	(130)	1,498	(820)

Income tax benefit/(loss) of the year	$1,436	$3,772	$(544)

Components of deferred income taxes

	December 31, 2018	December 31, 2017
Deferred income tax assets:
Future deductible differences	$923	$1,082
Tax loss carry-forward	387	260

Total deferred income tax assets	1,310	1,342

Deferred income tax liabilities:
Intangible assets	(4,013)	(4,548)
Property, plant and equipment, net	(3,264)	(3,347)
Other	(1,210)	(1,212)

Total deferred income tax liabilities	(8,487)	(9,107)

Net deferred income tax liabilities	$(7,177)	$(7,765)